UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number    811-21129
                                                    -------------------------

   FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                            Flaherty & Crumrine Inc.
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           ---------------------

                   Date of fiscal year end: NOVEMBER 30, 2004
                                           ------------------

                     Date of reporting period: MAY 31, 2004
                                              -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

FLAHERTY & CRUMRINE/CLAYMORE
PREFERRED SECURITIES INCOME FUND

Dear Shareholder:

     During Flaherty & Crumrine/Claymore Preferred Securities Income Fund's ("FFC") recently concluded 2nd fiscal quarter, the biggest challenge we faced was holding on to the impressive returns of the 1st quarter. In this regard, we can report success. Although the Fund's total return on Net Asset Value ("NAV") DECLINED 4.3%(1) during the three month period ending May 31st, results over the first six months of fiscal 2004 INCREASED 0.7%(1).

     As can be seen from the table below, over longer time periods, the Fund has produced consistently strong results. For comparison purposes, we have included the average return on all funds in the Lipper Domestic Investment Grade Bond Fund category. Although the investment strategies that we use in the Fund typically differ significantly from those of the bond funds, we believe that FFC provides a superior way of accomplishing a similar investment objective.

--------------------------------------------------------------------------------
          AVERAGE TOTAL RETURN PER YEAR FOR PERIODS ENDING MAY 31, 2004(1)
                                                                                         ONE      LIFE OF
                                                                                        YEAR      FUND(2)
                                                                                        ----      -------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund's Return
         on Net Asset Value ....................................................        4.4%       11.0%
      Lipper Domestic Investment Grade Bond Funds(3) ...........................        2.1%        5.9%

----------------
(1) Based on monthly data provided by Lipper Inc. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice, which differs from the procedures used elsewhere in this report.
(2)  Since inception on January 31, 2003.
(3) Includes all U.S. Government bond, mortgage bond and term trust and investment grade bond funds in Lipper's closed-end fund database at each point in time.

--------------------------------------------------------------------------------

  In early April, we learned that the economy had finally begun to experience job growth consistent with an expanding economy. As a result, investors stopped wondering IF the Federal Reserve would raise interest rates, and instead simply asked WHEN. From a low of 3.7% in mid-March, the yield on the benchmark ten-year U.S. Treasury had risen a full percentage point by the end of May.

     Of course, the Fund's hedging strategy is intended to protect the NAV against substantial increases in interest rates. So, how did it work? As expected, the hedge significantly cushioned the decline (without the hedge, the total return for the quarter would have been -6.5% instead of -4.3%).

     Recall that our hedge positions are analogous to an insurance policy. We make regular "premium" payments to buy protection against rising interest rates. In order to keep the cost of these payments down, we typically structure the hedge with a "deductible," meaning some portion of the loss must be absorbed by the Fund before we can collect on the policy. (For those familiar with options, we are purchasing OUT-OF-THE-MONEY PUT OPTIONS on the U.S. Treasury Bond future contract.) During the most recent quarter, the Fund absorbed the entire amount of the deductible. If long-term interest rates continue to climb, the current hedge position should neutralize more of the decline in the value of preferred positions.

     Also working against the Fund's NAV was a modest, adverse move in the relationship between the preferred securities market and U.S. Treasuries. Simply stated, the price of a typical preferred security fell by more than the price of a corresponding Treasury bond during the quarter. Since our hedge positions are tied to Treasuries, this meant the appreciation in the Fund's hedge position didn't quite keep up with the decline in the value of the preferred securities.

     The MARKET PRICE of FFC fell steadily throughout April. Needless to say, this had a lot of people scratching their heads, including us. We address this more completely in the Question and Answer section, but the drop can be attributed primarily to two factors--a concern about rising interest rates and technical factors in the market. For some owners of FFC as well as other closed-end income funds, the attitude appeared to be "sell now, ask questions later." Such across-the-board selling ignores the fundamental differences between FFC and most other funds, especially its hedging strategy. As the chart below demonstrates, the relationship of the market price of the Fund's shares to the NAV has been a bit erratic over time. We'd like to see the price track the NAV more closely, but obviously that has not been the case.



     [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

--------------------------------------------------------------------------------
FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND
PREMIUM/DISCOUNT OF MARKET PRICE TO NAV

  Date     Premium/Discount
 5/28/04     0.0204
 5/21/04     0.0038
 5/14/04     0.0241
  5/7/04    -0.0084
 4/30/04    -0.0016
 4/23/04    -0.0037
 4/16/04     0.0385
  4/9/04     0.0547
  4/2/04     0.0756
 3/26/04      0.084
 3/19/04     0.0636
 3/12/04     0.0541
  3/5/04     0.0499
 2/27/04      0.057
 2/20/04     0.0611
 2/13/04     0.0564
  2/6/04      0.058
 1/30/04     0.0463
 1/23/04     0.0512
 1/16/04     0.0514
  1/9/04      0.053
  1/2/04     0.0732
12/26/03     0.0678
12/19/03     0.0623
12/12/03     0.0712
 12/5/03     0.0254
11/28/03     0.0357
11/21/03       0.01
11/14/03     0.0226
 11/7/03     0.0431
10/31/03     0.0105
10/24/03     0.0121
10/17/03     0.0117
10/10/03     0.0047
 10/3/03    -0.0109
 9/26/03    -0.0228
 9/19/03    -0.0207
 9/12/03    -0.0079
  9/5/03     -0.002
 8/29/03    -0.0028
 8/22/03     -0.004
 8/15/03     -0.004
  8/8/03     0.0073
  8/1/03     -0.004
 7/25/03     -0.002
 7/18/03     0.0016
 7/11/03     0.0012
  7/4/03     0.0027
 6/27/03    -0.0051
 6/20/03    -0.0136
 6/13/03    -0.0412
  6/6/03    -0.0245
 5/30/03    -0.0232
 5/23/03    -0.0427
 5/16/03    -0.0158
  5/9/03     0.0101
  5/2/03     0.0264
 4/25/03     0.0285
 4/18/03     0.0409
 4/11/03     0.0517
  4/4/03     0.0545
 3/28/03       0.05
 3/21/03     0.0523
 3/14/03     0.0463
  3/7/03     0.0417
 2/28/03     0.0447
 2/21/03     0.0512
 2/14/03     0.0535
  2/7/03     0.0516
 1/31/03     0.0516

     Of course, FFC is all about income. We believe that the Fund's income should hold up well if the interest rate on long-term Treasury bonds declines. In addition, if the long-term Treasury interest rate increases substantially, the Fund's income should reflect a large part of the increase.

     In recent weeks, a number of investors have visited the new web site created by the Fund's adviser, Flaherty & Crumrine. We think you'll find www.preferredstockguide.com contains useful information about most of the issues that make up the preferred securities universe. We hope you will also continue to visit the Fund's web site at www.fcclaymore.com.



     Sincerely,



     /S/ DONALD F. CRUMRINE                               /S/ ROBERT M. ETTINGER
     Donald F. Crumrine                                   Robert M. Ettinger
     Chairman of the Board                                President

     July 23, 2004

                               QUESTIONS & ANSWERS

WHAT CAUSED THE FUND'S MARKET PRICE TO DROP IN APRIL?

     It appears as though the drop can be attributed mainly to two things -- concerns about rising interest rates and a large number of stop-loss sell orders for the Fund's shares.

     In early April, the Department of Labor announced the economy had added over 300,000 new non-farm jobs during March. In the preceding months, job creation had been persistently below expectations despite other indications that economic activity was picking up. The widespread belief was the Federal Reserve would keep short-term interest rates low until there was sufficient evidence employment conditions were improving. With the job growth in March, policymakers began talking about the need to remove current policy accommodation and move rates gradually back to "normal". A sharp market selloff ensued.

     With concerns about rising interest rates, shareholders of income oriented closed-end funds apparently began selling indiscriminately. Of course, selling FFC simply due to concerns about rising interest rates seems to ignore the Fund's hedging strategy. Nonetheless, for the sellers, the decision was sell first, ask questions later.

     Stop-loss orders apparently also contributed to the price decline. It is impossible to get information on stop-loss orders since the NYSE keeps the data private. But anecdotal evidence indicates that small bits of selling pressure triggered stop-loss orders, which in turn led to more selling and more stop-losses being triggered.

HOW DID PREFERRED SECURITIES PERFORM DURING THE QUARTER?

     Concerns about rising interest rates also resulted in weak performance for most segments of the preferred market. As with closed-end funds, the prices of NYSE listed hybrid preferred securities were especially hard hit as a result of stop-loss orders being triggered. By the end of the quarter, preferred prices had stabilized, but relative to other market sectors were still somewhat below where they started.

WHAT IS THE IMPACT OF RISING INTEREST RATES ON THE FUND'S INCOME?

     Rising rates can affect the income earned in the Fund in different ways.

     On the plus side, if we make money on the hedge, we can purchase more securities and produce more income. This should occur if long-term interest rates rise. Increases in short-term rates, however, generally result in higher costs, as the Fund will pay higher rates on its shares of Auction Market Preferred Stock (AMPS).

     Over time, changes in the slope of the yield curve (the difference between long-term and short-term interest rates) will also impact the Fund's income. When the differential is small (the yield curve is "flat"), the cost of leverage is relatively high, but the Fund's hedging strategy should be less expensive. In a steep yield curve environment (as we've seen over recent quarters), the opposite occurs--the cost of leverage is low but the cost of the hedge goes up.

     Over the long-run, changes in the cost of leverage and changes in the cost of hedging should substantially offset one another. This is not by accident; the Fund's leverage and hedging strategy have been carefully structured to maintain this balance. In the near term, however, sharp increases in short-term interest rates may adversely impact the Fund's dividend rate.

IN THE STATEMENT OF ASSETS AND LIABILITIES IT APPEARS THAT DISTRIBUTIONS HAVE EXCEEDED NET INVESTMENT INCOME. DOES THIS MEAN THE FUND IS EARNING LESS THAN THE CURRENT DIVIDEND RATE?

     The short answer is "No". For FFC, the negative number DOES NOT mean the Fund's income is less than what it is paying in dividends.

     The long answer requires an understanding of certain esoteric accounting concepts, so for those gluttons for punishment we'll try to summarize the rules.

     Most companies, including funds such as FFC, are required to maintain financial records that conform to both accounting and tax rules. Logic would suggest that the results should be similar, but, over short periods of time, logic doesn't apply.

     The financial statements included in shareholder reports reflect book accounting rules only. However, when the Fund's Board of Directors determines the dividend rate, it uses income and expense numbers determined under the rules of tax accounting. While book and tax accounting differ in many respects, one big difference is the adjustment for income under a book accounting concept that goes by the quaint name of "Amortization and Accretion of Premiums and Discounts." In the case of FFC, due to recent market conditions, the adjustment has caused the difference between book income and distributions shown in the financial statements to become negative.

     In contrast, under tax accounting rules, the adjustments are only made when a security is sold (or disposed of in some manner). This means that for FFC, the income actually available to distribute to shareholders is roughly equal to the current dividend rate (no surprise here, this is what the tax rules encourage!).

     Obviously there are a lot of moving parts when trying to determine the appropriate dividend rate. The Fund's management continually monitors all of these factors and strives to recommend to the Board a sustainable long-term rate. Of course there can be no guarantee that income will remain at its current level indefinitely.

WILL THERE BE ANOTHER SPECIAL DISTRIBUTION IN DECEMBER?

     Special year-end distributions typically occur for two reasons -- the Fund has earned more investment income than it has paid out in dividends during the year or has net realized capital gains.

     With only half of the fiscal year under our belt, it is simply too early to predict either number. The Fund's monthly dividend is carefully evaluated to reflect investment income of the Fund.

     The Fund's hedging strategy makes it impossible to predict what the realized gain or loss situation will be at year-end. Recall that the gain or loss on the hedge position is assumed to be realized at year-end, while offsetting gains or losses on the investment portfolio are only realized when a position is sold. If interest rates rise substantially and portfolio turnover is low (as occurred last year), the result is net realized gains, even though the overall portfolio value remains relatively steady.

HAVE THERE BEEN RECENT CHANGES IN THE WAY THE FUND IS REGULATED?

     In a word, yes. Over the past several quarters a number of meaningful new regulations have been imposed on the mutual fund industry. As we have discussed in the past, while every fiduciary breach has occurred in open-end funds, most of the new rules also apply to closed-end funds, such as FFC. Shareholders should be aware that, as a result, the Fund's regulatory expenses continue to increase.

     The deadline for implementation of the most recently adopted rules is October, 2004. The Fund will have a Chief Compliance Officer ("CCO") reporting directly to the Board of Directors. The CCO will oversee development and implementation of all aspects of regulatory compliance.

     One significant change you will notice will be in the August quarterly report. Beginning with this report, all of the Fund's quarterly reports will contain a complete listing of the portfolio's investments. Other changes may not be as apparent, but we'll do our best to keep you informed about the most significant ones.

WHAT WAS THE RECENT CHANGE REGARDING INVESTMENTS IN FOREIGN SECURITIES?

     The Board of Directors has recently amended the investment policies to raise the authorized maximum percentage investment in DOLLAR-DENOMINATED SECURITIES OF FOREIGN ISSUERS in the Fund to 30% of total assets. The change was approved at the regular Board meeting held on April 23, 2004.

     The percentage limitation does not include the portion of the Fund's assets that can be invested in high quality money market obligations of foreign banks or foreign branches of U.S. banks, which remains at 25% of total assets.

     The change was undertaken in consideration of the significant cumulative growth in the amount of U.S. dollar-denominated foreign preferred securities outstanding. In the opinion of the Fund's Adviser, the income and return available from foreign securities often exceeds that of comparably situated U.S. issuers.

     Investments by the Funds in such securities are subject to the same restrictions on credit quality and diversification that apply to U.S. domestic debt and preferred securities. The Fund's Adviser has stated that investing a greater portion of the Fund's assets in non-U.S. securities is not expected to adversely impact the effectiveness of the Fund's hedging strategies.

     Investors are cautioned that, although U.S. dollar-denominated foreign securities are not subject to currency risk, they may be subject to risks different from U.S. investments. In particular, the prices of foreign securities may be affected by political and economic conditions, less stringent regulation, and higher volatility. In addition, many foreign securities may be less liquid and more volatile than U.S. securities.

DOES THE FUND USE CREDIT DERIVATIVES?

     Not at this time, but the Fund is currently considering the ability to purchase protection against both an issuer's deteriorating credit quality and adverse interest rate spread changes through the use of credit derivatives.

     While we attempt to manage credit risk, primarily through diversification and the sale of securities holdings before an issuer's credit quality deteriorates significantly, the Fund is considering from time to time managing the credit risk of its securities holdings by entering into credit derivative contracts, such as credit default swaps. At the risk of oversimplification, as a buyer of such credit protection the Fund would be entitled to receive the par value of a preferred or debt security from a counterparty in the event of a default by the issuer, offsetting some or all of the corresponding loss on the underlying security. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract, provided that no event of default has occurred. Of course, if no default occurs, the Fund would have spent the stream of payments and received no benefit from entering into the contract.

     To protect against an adverse interest rate spread change (such as an adverse change in the yield spread between preferred securities and a benchmark Treasury security), the Fund is also considering from time to time purchasing options on market spread swaps. In the typical market spread swap, two counterparties agree to exchange payments at future dates based on the yield spread between a reference rate and a benchmark rate. Options on such swaps, which are analogous to interest rate swaptions, would give the Fund as the buyer the right, but not the obligation, to buy or sell the market spread between the reference and benchmark rate at a fixed price from the seller. At each future payment date, if the spread between the reference and benchmark rates were above (or below depending on the contract) the contract spread, the Fund would receive from the seller the difference between the current spread and the contracted spread. Of course, if the current spread were below (or above) the contract spread, the Fund would receive no benefit from entering into the contract for that payment date.

     Because the Fund has paid the option premium for both credit derivative transactions being considered, the financial risk of the transactions is initially limited to the amount of the premium paid and to the marked-to-market value of the option at a future date. In addition to the option expiring worthless, there are various other ways for financial risk to occur in such derivatives. Even though major financial and broker/dealer organizations are the usual counterparties, anyone entering into such agreements must carefully consider the other party's credit worthiness and its ability to perform its obligations. In addition, because credit derivatives are highly specialized investments and are not traded on any securities exchange, market liquidity may also be a risk at certain times. Further, such derivatives are not regulated by either the Commodities Futures Trading Commission or the Securities and Exchange Commission. Nonetheless, the liquidity and transparency of credit derivatives has increased significantly over the past several years, and we believe that having the ability to use them is in the best interest of shareholders.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated FINANCIAL DATA
PER SHARE OF COMMON STOCK (UNAUDITED)
--------------------------------------------------------------------------

                                                                      TOTAL                                 DIVIDEND
                                                                    DIVIDENDS  NET ASSET      NYSE        REINVESTMENT
                                                                      PAID       VALUE    CLOSING PRICE     PRICE (1)
                                                                    ---------  ---------  -------------   ------------
December 16, 2003 ...............................................    $0.1725    $24.90      $26.42          $25.10
December 31, 2003 Extra .........................................     0.9000     25.12       26.76           25.42
January 31, 2004 ................................................     0.1725     25.49       26.67           25.49
February 29, 2004 ...............................................     0.1725     25.61       27.07           25.72
March 31, 2004 ..................................................     0.1725     25.69       27.66           26.28
April 30, 2004 ..................................................     0.1725     24.49       24.45           24.46
May 31, 2004 ....................................................     0.1725     24.00       24.49           24.00

--------------
(1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                        PORTFOLIO OF INVESTMENTS
                                                        MAY 31, 2004 (UNAUDITED)
      --------------------------------------------------------------------------

                                                                     VALUE
SHARES/$ PAR                                                       (NOTE 1)
------------                                                       --------

PREFERRED SECURITIES -- 78.0%
    ADJUSTABLE RATE PREFERRED SECURITIES -- 3.0%
           BANKING-- 3.0%
             J.P. Morgan Chase & Co.:
    500,100   Adj. Rate Pfd. .................................  $   25,267,553*
    191,041   Series A, Adj. Rate Pfd. .......................      17,623,532*
         30   Roslyn Real Estate,
               Series D, Adj. Rate Pfd.,
               144A**** ......................................       3,022,500
                                                                --------------
             TOTAL BANKING ADJUSTABLE RATE
               PREFERRED SECURITIES ..........................      45,913,585
                                                                --------------
           UTILITIES -- 0.0%
      5,000   Northern Indiana Public Service Company,
               Series A, Adj. Rate Pf ........................         261,250*
                                                                --------------
             TOTAL ADJUSTABLE RATE
               PREFERRED SECURITIES ..........................      46,174,835
                                                                --------------
    FIXED RATE PREFERRED SECURITIES -- 75.0%
           BANKING -- 31.0%
    108,197  Abbey National Group,
               7.375% Pfd. ...................................       2,803,384**
             ABN AMRO North America, Inc.:
      2,015    6.46% Pfd., 144A**** ..........................       2,089,756*
     12,301    6.59% Pfd., 144A**** ..........................      12,985,243*
     15,000    ABN AMRO Capital Fund Trust VII,
               6.08% Pfd. ....................................         349,650
$17,500,000  Astoria Capital Trust I,
               9.75% 11/01/29 Capital Security,
               Series B ......................................      21,565,600
             Bank of America Corporation:
     19,500    BAC Capital Trust III,
               7.00% Pfd. ....................................         495,885
  1,179,000    BAC Capital Trust IV,
               5.875% Pfd. ...................................      27,170,055
        600    BAC Capital Trust V,
               7.00% Pfd. ....................................          15,270
 $1,240,000    BankBoston Capital Trust I,
               8.25% 12/15/26 Capital Security ...............       1,380,312
$16,155,000    BankBoston Capital Trust II,
               7.75% 12/15/26 Capital Security,
               Series B ......................................      17,373,814

                                                                     VALUE
SHARES/$ PAR                                                       (NOTE 1)
------------                                                       --------

     62,600    Fleet Capital Trust VII,
               7.20% Pfd. ....................................  $     1,614,454
     86,500    Fleet Capital Trust VIII,
               7.20% Pfd. ....................................        2,227,375
    478,100  Bank of New York Capital V,
               5.95% Pfd. ....................................       10,998,690
             Bank One Corporation:
      7,000    Bank One Capital Trust I,
               8.00% Pfd. ....................................          178,080
     51,000    Bank One Capital Trust VI,
               7.20% Pfd. ....................................        1,311,210
$ 5,600,000    First Chicago NBD Capital  A,
               7.95% 12/01/26 Capital Security,
               144A**** ......................................        6,080,928
     99,535  Citigroup Capital IX,
               6.00% Pfd. ....................................        2,333,598
    105,000  Cobank, ACB,
               7.00% Pfd., 144A**** ..........................        5,584,425*
     27,900  Comerica (Imperial) Capital Trust I,
               7.60% Pfd. ....................................          726,656
$11,000,000  Cullen/Frost Capital Trust I,
               8.42% 02/01/27 Capital Security,
               Series A ......................................       12,253,285
             Deutsche Bank,
$   500,000    BT Capital Trust B,
               7.90% 01/15/27 Capital Security,
               Series B1 .....................................          537,265
$ 3,000,000  First Midwest Capital Trust I,
               6.95% 12/01/33
               Capital Security, 144A**** ....................        3,028,245
$ 3,500,000  First Tennessee Capital Trust II,
               6.30% 04/15/34 Capital Security
               Series B ......................................        3,285,660
          2  FT Real Estate Securities Company,
               9.50% Pfd., 144A**** ..........................        2,725,106
$33,550,000  GreenPoint Capital Trust I,
               9.10% 06/01/27 Capital Security ...............       38,277,363
$23,725,000  HBOS Capital Funding LP,
               6.85% 03/23/09 ................................       23,576,007
             HSBC USA, Inc.:
$15,600,000    Republic New York Capital I,
               7.750% 11/15/26 Capital Security ..............       16,683,186

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated SUMMARY OF INVESTMENTS (CONTINUED)
MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SHARES/$ PAR                                                       (NOTE 1)
------------                                                       --------

PREFERRED SECURITIES -- (CONTINUED)
  FIXED RATE PREFERRED SECURITIES -- (CONTINUED)
         BANKING (CONTINUED)
$17,127,000  Republic New York Capital II,
               7.53% 12/04/26 Capital Security,
               STOPS .........................................  $   18,198,294
      6,300  Household Capital Trust VI,
               8.25% Pfd. ....................................         167,139
             J.P. Morgan Chase & Co.:
    401,250    5.875% Pfd. ...................................       9,134,456
     15,000    6.625% Pfd., Series H .........................         801,675*
$ 5,000,000    Chase Capital I,
               7.67% 12/01/26 Capital Security ...............       5,303,200
     62,900    Chase Capital VII,
               7.00% Pfd., Series G ..........................       1,561,493
$12,497,000    J.P. Morgan Capital Trust I,
               7.54% 01/15/27 Capital Security ...............      13,219,389
$11,908,000    J.P. Morgan Capital Trust II,
               7.95% 02/27/27 Capital Security ...............      13,002,762
             KeyCorp:
     23,800    Keycorp Capital V,
               5.875% Pfd., Series A .........................         532,763
$12,595,000    KeyCorp Institutional Capital A,
               7.826% 12/01/26 Capital Security,
               Series A ......................................      13,547,812
$ 4,000,000  Lloyds TSB Bank PLC, Tier I,
               6.90% 10/22/49 ................................       4,036,140
             Marshall & Ilsley Corporation:
$25,280,000    Marshall & Ilsley Capital Trust  A,
               7.65% 12/01/26 Capital Security ...............      27,052,886
         20    Marshall & Ilsley Investment II,
               8.875% Pfd., REIT, 144A**** ...................       2,131,835
$ 1,000,000  North Fork Capital Trust I,
               8.70% 12/15/26 Capital Security ...............       1,116,700
         10  Roslyn Real Estate,
               8.95% Pfd., Pvt., REIT,
               Series C, 144A**** ............................       1,103,562
             Royal Bank of Scotland Group PLC:
    739,000    5.75% Pfd. ....................................      16,306,035**
$13,750,000    RBS Capital Trust B,
               6.80% 12/29/49 ................................      13,624,669**

                                                                     VALUE
SHARES/$ PAR                                                       (NOTE 1)
------------                                                       --------

             Union Planters Corporation:
$14,167,000    Union Planters Capital Trust,
               8.20% 12/15/26 Capital Security ...............  $   15,523,986
         60    Union Planters Preferred Funding,
               7.75% Pfd., Series 144A**** ...................       6,560,944
     23,500  VNB Capital Trust I,
               7.75% Pfd. ....................................         606,183
             Wachovia Corporation,
  2,217,200    Wachovia Preferred Funding,
               7.25% Pfd., Series A ..........................      59,332,272
             Washington Mutual, Inc.:
$20,750,000    8.36% 12/01/26 Capital Security,
               144A**** ......................................      22,855,814
$   500,000    Great Western Finance Trust II,
               8.206% 02/01/27 Capital Security,
               Series A ......................................         545,340
$ 8,000,000  Webster Capital Trust II,
               10.00% 04/01/27 Capital Security ..............       9,357,640
             Wells Fargo & Co.:
    365,000    Wells Fargo Capital Trust VII,
               5.85% Pfd. ....................................       8,265,425
     45,000    Wells Fargo Capital Trust IX,
               5.625% Pfd. ...................................         985,275
                                                                --------------
             TOTAL BANKING FIXED
               RATE PREFERRED SECURITIES .....................     482,524,191
                                                                --------------
           FINANCIAL SERVICES -- 12.9%
             Bear Stearns Companies, Inc.:
     58,500    5.49% Pfd., Series G ..........................       2,722,882*
    228,300    5.72% Pfd., Series F ..........................      10,854,523*
             CIT Group, Inc.,
     30,000  Corporate-Backed Trust Certificates,
               7.75% Pfd., Series CIT ........................         761,700
             Countrywide Financial Corporation:
$15,459,000    Countrywide Capital I,
               8.00% 12/15/26 Capital Security ...............      16,362,501
  1,030,200    Countrywide Capital IV,
               6.75% Pfd. ....................................      25,054,464
             Fannie Mae:
     71,100    4.75% Pfd. ....................................       2,958,115*
    680,420    5.10% Pfd., Series E ..........................      29,656,106*
    108,900    5.125% Pfd. ...................................       4,850,406*

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2004 (UNAUDITED)
      --------------------------------------------------------------------------

                                                                     VALUE
SHARES/$ PAR                                                       (NOTE 1)
------------                                                       --------

PREFERRED SECURITIES -- (CONTINUED)
  FIXED RATE PREFERRED SECURITIES -- (CONTINUED)
         FINANCIAL SERVICES (CONTINUED)
     68,600  Freddie Mac,
               5.79% Pfd. ....................................  $    3,451,952*
             Lehman Brothers Holdings, Inc.:
     25,000    5.94% Pfd., Series C ..........................       1,220,500*
  1,384,750    6.50% Pfd., Series F ..........................      35,788,864*
  1,065,000    Lehman Capital Trust III,
               6.375% Pfd. Series K ..........................      26,183,025
             Merrill Lynch & Company, Inc.,
     18,975    Merrill Lynch Capital Trust V,
               7.28% Pfd., Series F ..........................         493,730
             Morgan Stanley:
     25,800    Morgan Stanley Capital Trust II,
               7.25% Pfd. ....................................         660,738
  1,074,900    Morgan Stanley Capital Trust III,
               6.25% Pfd. ....................................      25,351,517
      9,000    Morgan Stanley Capital Trust V,
               5.75% Pfd. ....................................         199,305
    202,000    Morgan Stanley  Capital Trust IV,
               6.25% Pfd. ....................................       4,810,630
    160,000  SLM Corporation,
               6.97% Pfd. Series A ...........................       8,513,600*
                                                                --------------
             TOTAL FINANCIAL SERVICES FIXED
               RATE PREFERRED SECURITIES .....................     199,894,558
                                                                --------------
           INSURANCE -- 14.3%
             ACE Ltd.:
  1,719,980    7.80% Pfd., Series C ..........................      44,710,880**
     73,600    Capital Re LLC,
               7.65% MIPS ....................................       1,844,416
             AON Corporation:
$13,626,000    AON Capital Trust A,
               8.205% 01/01/27 Capital Security ..............      14,883,135
     48,100    Corporate-Backed Trust Certificates,
               8.00% Pfd. Series AON .........................       1,211,398
    106,000    Corts-AON Capital,
               8.205% Pfd. ...................................       2,695,050
     94,900    Saturns-AON 2003-3,
               8.00% Pfd. Series AON .........................       2,432,762

                                                                     VALUE
SHARES/$ PAR                                                       (NOTE 1)
------------                                                       --------

    126,300  Everest Re Cap Trust II,
               6.20% Pfd. ....................................  $    2,807,649
             ING Groep  NV:
     36,000    7.05% Pfd. ....................................         905,040
    344,000    7.20% Pfd. ....................................       8,775,440**
    270,989  PartnerRe Ltd.,
               6.75% Pfd., Series C ..........................       6,434,634**
    332,235  Renaissancere Holding,
               7.30% Pfd., Series B ..........................       8,400,562
             SAFECO Corporation:
$20,764,000    SAFECO Capital Trust I,
               8.072% 07/15/37 Capital Security ..............      22,683,217
     56,000    Saturns-SAFC 2001-7,
               8.25% Pfd., Series SAFC .......................       1,472,800
             The St. Paul Companies, Inc.:
$ 2,200,000    MMI Capital Trust I,
               7.625% 12/15/27 Capital Security,
               Series B ......................................       2,289,870
     22,390    St. Paul Capital Trust I,
               7.60% Pfd. ....................................         572,176
$ 8,075,000    USF&G Capital,
               8.312% 07/01/46 Capital Security,
               144A**** ......................................       9,168,274
$16,750,000    USF&G Capital I,
               8.50% 12/15/45 Capital Security,
               144A**** ......................................      19,429,246
             UnumProvident Corporation:
     37,000    Corts-UnumProvident Corporation,
               8.50% Pfd. ....................................         882,265
$ 8,000,000    Provident Financing Trust I,
               7.405% 03/15/38 Capital Security ..............       6,513,680
             XL Capital Ltd.:
     15,000    7.625% Pfd., Series B .........................         389,175**
$10,000,000    Mangrove Bay Passthru Trust,
               6.102% 07/11/33 Capital Security,
               144A**** ......................................       9,808,050
             Zurich RegCaps Fund Trust  I:
     21,500    6.01% Pfd., 144A**** ..........................      21,967,840*
     31,900    6.58% Pfd., 144A**** ..........................      32,271,476*
                                                                --------------
             TOTAL INSURANCE FIXED RATE
              PREFERRED SECURITIES ...........................     222,549,035
                                                                --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated SUMMARY OF INVESTMENTS (CONTINUED)
MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SHARES/$ PAR                                                       (NOTE 1)
------------                                                       --------

PREFERRED SECURITIES -- (CONTINUED)
  FIXED RATE PREFERRED SECURITIES -- (CONTINUED)
           UTILITIES -- 13.0%
     38,200  AEP Texas Central Company,
               CPL Capital I,
               8.00% Pfd., Series A, QUIPS ...................  $      969,516
             AGL Resources, Inc.,
$ 3,750,000    AGL Capital Trust,
               8.17% 06/01/37 Capital  Security ..............       4,142,250
    275,000  Alabama Power Company,
               5.30% Pfd. ....................................       6,528,500*
      6,146  Appalachian Power Company,
               5.92% Sinking Fund Pfd. .......................         618,226*
             CenterPoint Energy, Inc.,
$17,262,000    Houston Light & Power, Capital Trust II,
               8.257% 02/01/37 Capital Security,
               Series B ......................................      17,175,690
     35,000  Central Maine Power,
               5.25$ Pfd., Pvt. ..............................       3,039,400*
             Commonwealth Edison Company:
$ 5,700,000    COMED Financing II,
               8.50% 01/15/27 Capital Security,
               Series B ......................................       6,365,532
$20,395,000    COMED Financing III,
               6.35% 03/15/33 Capital Security ...............      19,549,321
             Constellation Energy Group:
     10,000    Baltimore Gas & Electric Company,
               6.70% Pfd., Series 1993 .......................       1,047,900*
     50,000    Baltimore Gas & Electricity,
               7.125% Pfd., Series 1993 ......................       5,255,500*
     23,883  Delmarva Power & Light,
               5.00% Pfd. ....................................       2,139,917*
     50,000  Dominion Resources, Inc.,
               Dominion CNG Cap Trust I,
               7.80% Pfd. ....................................       1,291,750
             Duke Energy Corporation:
     85,385    4.50% Pfd., Pvt., Series C ....................       6,728,765*
     59,662    7.04% Pfd., Series Y ..........................       6,168,753*
     51,331    7.85% Pfd., Series S ..........................       5,329,954*
      7,800    Duke Energy Capital Trust II,
               7.20% TOPrS ...................................         198,705
    700,000    Duke Capital Finance Trust III,
               8.375% Pfd. ...................................      17,762,500

                                                                     VALUE
SHARES/$ PAR                                                       (NOTE 1)
------------                                                       --------

     96,450  Duquesne Light Company,
               6.50% Pfd. ....................................  $    4,779,098*
     67,700  Energy East Capital Trust I,
               8.25% TOPrS ...................................       1,756,815
             Entergy Arkansas, Inc.:
     10,240    4.56% Pfd., Series 1965 .......................         751,565*
      5,692    7.40% Pfd. ....................................         592,850*
     11,675  Entergy Louisiana, Inc.,
               8.00% Pfd., Series 92 .........................         294,735*
    105,000  Entergy Louisiana Capital I,
               9.00% Pfd., Series A ..........................       2,690,100
             Florida Power Company:
     49,750    4.40% Pfd. ....................................       3,825,029*
     37,088    4.58% Pfd. ....................................       2,981,133*
     21,585    4.60% Pfd. ....................................       1,734,894*
     60,000    FPC Capital I,
               7.10% Pfd., Series A ..........................       1,474,500
     12,442  Great Plains Energy, Inc.,
               4.20% Pfd. ....................................         846,118*
      5,000  Gulf Power Capital Trust III,
               7.375% Pfd. ...................................         130,000
             Indiana Michigan Power Company:
      4,342    5.90% Sinking Fund Pfd. .......................         439,215*
     25,999    6.875% Sinking Fund Pfd. ......................       2,636,169*
    119,805  Indianapolis Power & Light Company,
               5.65% Pfd. ....................................      10,312,814*
             Interstate Power & Light Company:
    110,000    7.10% Pfd., Series C ..........................       2,861,650*
     11,000    8.375% Pfd., Series B .........................         337,590*
     15,017  Kentucky Utilities Company,
               Kentucky Energy Corp.,
               4.75% Pfd. ....................................       1,205,039*
     32,300  The Laclede Group, Inc.,
               Laclede Capital Trust I,
               7.70% Pfd. ....................................         823,166
    120,000  Mississippi Power Co,
               5.25% Pfd. ....................................       2,800,800*
      3,800  OGE Energy Capital Trust  I,
               8.375%  Pfd. ..................................          97,451
      4,000  PacifiCorp,
               7.48% Sinking Fund Pfd. .......................         415,280*

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2004 (UNAUDITED)
      --------------------------------------------------------------------------

                                                                     VALUE
SHARES/$ PAR                                                       (NOTE 1)
------------                                                       --------

PREFERRED SECURITIES -- (CONTINUED)
  FIXED RATE PREFERRED SECURITIES -- (CONTINUED)
         UTILITIES (CONTINUED)
             Pacific Enterprises:
      4,550    $4.40 Pfd. ....................................  $      343,229*
     23,085    $4.75 Pfd. ....................................       1,879,927*
      4,510    $4.50 Pfd. ....................................         347,947*
             PECO Energy Company:
$ 2,337,000    PECO Energy Capital Trust III,
               7.38% 04/6/28, Capital Security,
               Series D ......................................       2,551,198
$17,000,000    PECO Energy Capital Trust IV,
               5.75% 06/15/33 Capital Security ...............      15,122,605
     14,845  Portland General Electric,
               7.75%, Sinking Fund Pfd. ......................       1,529,035*
     65,488  Potomac Electric Power Company,
               $3.40 Sinking Fund Pfd. .......................       3,280,294*
             Public Service Enterprise Group, Inc.:
    215,750    PSEG Funding Trust II,
               8.75% Pfd. ....................................       5,877,030
     19,646    Public Service Electric & Gas,
               4.30% Pfd., Series C ..........................       1,427,773*
$ 6,000,000  Puget Sound Energy, Inc.,
               Puget Capital Trust,
               8.231% 06/01/27 Capital Security,
               Series B ......................................       6,435,840
    160,000  Southern Union Company,
               7.55% Pfd. ....................................       4,220,800*
     34,252  TXU U.S. Holdings Company,
               $4.00 Pfd., Series TES ........................       2,284,437*
$ 2,500,000  Union Electric Company,
               7.69% 12/15/36 Capital Security,
               Series A, 144A**** ............................       2,694,575
             Virginia Electric & Power Company:
     66,000    Virginia Power Capital Trust,
               7.375% 07/30/42 ...............................       1,685,970
     14,985    $4.12 Pfd. ....................................       1,122,976*
     21,684    $4.80 Pfd. ....................................       1,893,122*
             Xcel Energy, Inc.:
      7,110    $4.10 Pfd., Series C ..........................         488,599*
     10,210    $4.11 Pfd., Series D ..........................         703,367*
                                                                --------------
             TOTAL UTILITIES FIXED RATE
             PREFERRED SECURITIES ............................     201,986,914
                                                                --------------

                                                                     VALUE
SHARES/$ PAR                                                       (NOTE 1)
------------                                                       --------

           OIL AND GAS -- 1.8%
     12,700  EOG Resources, Inc.,
               7.195% Pfd., Series B .........................  $   13,667,486*
$13,315,000  Phillips 66 Capital Trust II,
               8.00% 01/15/37 Capital Security ...............      14,718,068
                                                                --------------
             TOTAL OIL AND GAS FIXED RATE
               PREFERRED SECURITIES ..........................      28,385,554
                                                                --------------
           MISCELLANEOUS INDUSTRIES -- 2.0%
             AMB Property Corporation:
     57,905    6.50% Pfd., REIT, Series L ....................       1,307,205
     20,000    6.75% Pfd., REIT, Series M ....................         461,900
    160,000  BRE Properties, Inc.,
               6.75% Pfd., REIT, Series C ....................       3,768,000
             Delphi Corporation:
     21,500    Delphi Trust I,
               8.25% Pfd. ....................................         544,380
$ 5,000,000    Delphi Trust II,
               6.197% 11/15/33 Capital Security ..............       5,022,700
     19,100  Equity Office Property Trust,
               7.75% Pfd., REIT, Series G ....................         492,493
     51,000  Equity Residential Properties,
               8.29% Pfd., REIT, Series K ....................       2,994,210
             Health Care Property Investment:
     25,000    7.25% Pfd., REIT, Series E ....................         614,000
    160,000    7.10% Pfd., REIT, Series F ....................       3,847,200
    100,000  Ocean Spray Cranberries, Inc.,
               6.25% Pfd., 144A**** ..........................       7,725,500*
    133,000  PS Business Parks, Inc.,
               6.875% Pfd., REIT, Series I ...................       2,992,500
             Public Storage, Inc.:
     14,700    7.625% Pfd., REIT, Series U ...................         375,806
     18,000    8.00% Pfd., REIT, Series R ....................         467,460
                                                                --------------
             TOTAL MISCELLANEOUS
               INDUSTRIES FIXED RATE
               PREFERRED SECURITIES ..........................      30,613,354
                                                                --------------
             TOTAL FIXED RATE
             PREFERRED SECURITIES ............................   1,165,953,606
                                                                --------------
             TOTAL PREFERRED SECURITIES
               (Cost $1,217,415,366) .........................   1,212,128,441
                                                                --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated SUMMARY OF INVESTMENTS (CONTINUED)
MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------

                                                                     VALUE
SHARES/$ PAR                                                       (NOTE 1)
------------                                                       --------

CORPORATE DEBT SECURITIES -- 14.2%
           FINANCIAL SERVICES -- 3.2%
     47,000  Corp-Backed Trust Certificates,
               5.80% Pfd., Series Goldman Sachs ..............  $    1,088,520
    683,052  General Electric Capital Corporation,
               5.875%. .......................................      16,171,256
$20,000,000  General Motors
             Acceptance Corporation,
               8.00% 11/01/31, Senior Bonds ..................      20,231,800
$ 9,740,000  Lehman Brothers,
               Guaranteed Note
               5.494% 10/15/15, 144A**** .....................       9,740,000
$ 2,200,000  Morgan Stanley Finance,
               8.03% 02/28/17, Capital Units .................       2,415,292
                                                                --------------
             TOTAL FINANCIAL SERVICES
               CORPORATE DEBT SECURITIES .....................      49,646,868
                                                                --------------
           INSURANCE -- 0.5%
    239,000  Delphi Financial,
               8.00% 05/15/33, Senior Notes ..................       6,029,970
$ 1,400,000  Oneamerica Financial Partners,
               7.00% 10/15/33, 144A**** ......................       1,376,704
$ 1,000,000  UnumProvident Corporation,
               7.25% 03/15/28, Senior Notes ..................         908,450
                                                                --------------
             TOTAL INSURANCE CORPORATE
               DEBT SECURITIES ...............................       8,315,124
                                                                --------------
           OIL & GAS -- 0.4%
    238,261  Nexen, Inc.,
               7.35% Subordinated Notes ......................       6,056,595
                                                                --------------
           UTILITIES -- 9.7%
$32,000,000  AEP Texas Central Company,
               6.65% 02/15/33, Series E ......................      32,386,560
$ 9,000,000  CenterPoint Energy
             Houston Electric LLC,
               6.95% 03/15/33, Series K2 .....................       9,590,265
$10,000,000  Constellation Energy Group,
               7.60% 04/1/32, Senior Notes ...................      11,093,150
$ 1,000,000  DTE Energy Company,
               6.375% 04/15/33, Senior Notes .................         932,765

                                                                     VALUE
SHARES/$ PAR                                                       (NOTE 1)
------------                                                       --------

             Duke Capital Corporation:
$11,179,000    6.75% 02/15/32, Senior Notes ..................  $   10,844,189
$10,000,000    8.00% 10/1/19, Senior Notes ...................      11,257,900
$ 5,000,000  Entergy Gulf States, Inc.,
               6.20% 07/01/33, 1st Mortgage ..................       4,636,425
             Georgia Power Company:
    567,015    5.90% 04/15/33, Senior Notes ..................      13,078,201
    125,000    6.00% 10/15/33, Senior Notes ..................       2,950,000
$ 3,000,000  Indianapolis Power & Light Company,
               6.60% 01/01/34, 1st Mortgage,
               144A**** ......................................       2,967,075
     40,000  Northern States Power Company,
               8.00% PINES ...................................       1,064,200
             Public Service Enterprise Group, Inc.,
$18,268,000    PSEG Power  LLC,
               8.625% 04/15/31 ...............................      22,158,810
             TXU U.S. Holdings Company:
$10,250,000    7.00% 03/15/13 ................................      11,180,495
$10,000,000    Oncor Electric Delivery Company,
               7.25% 01/15/33, Senior Notes ..................      11,086,800
$ 6,000,000  Wisconsin Electric Power Company,
               6.875% 12/01/95 ...............................       6,216,390
                                                                --------------
             TOTAL UTILITIES CORPORATE
               DEBT SECURITIES ...............................     151,443,225
                                                                --------------
           MISCELLANEOUS -- 0.4%
$   390,000  BellSouth Telecommunication,
               7.00% 12/01/95 ................................         394,212
$ 5,000,000  Ford Motor Company,
               7.45%  07/16/31 ...............................       4,744,025
$    30,000  Maytag Corporation,
               7.875% 08/01/31 ...............................         771,900
                                                                --------------
             TOTAL MISCELLANEOUS CORPORATE
               DEBT SECURITIES ...............................       5,910,137
                                                                --------------
             TOTAL CORPORATE DEBT SECURITIES
               (Cost $218,731,026) ...........................     221,371,949
                                                                --------------
COMMON STOCK AND CONVERTIBLE SECURITIES -- 4.0%
           INSURANCE -- 0.3%
     20,000  Hartford Financial Services,
               7.00% Pfd. Mandatory
               Convertible 08/16/06 ..........................       1,295,700

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2004 (UNAUDITED)
      --------------------------------------------------------------------------

                                                                     VALUE
SHARES/$ PAR                                                       (NOTE 1)
------------                                                       --------

COMMON STOCK AND CONVERTIBLE SECURITIES -- (CONTINUED)
         INSURANCE (CONTINUED)
     45,000  UnumProvident Corporation,
               8.25% Pfd. Mandatory Convertible
               05/15/06 ......................................  $    1,382,850
     54,000  XL Capital Ltd.,
               6.50% Pfd. Mandatory Convertible
               05/15/07 ......................................       1,350,270
                                                                --------------
             TOTAL INSURANCE COMMON STOCK
               AND CONVERTIBLE SECURITIES ....................       4,028,820
                                                                --------------
           MISCELLANEOUS -- 0.2%
     65,000  Alltel Corporation,
               7.75% Pfd. Mandatory Convertible
               05/17/05 ......................................       3,231,475
                                                                --------------
           UTILITIES -- 3.5%
    170,700  Ameren Corporation,
               9.75% Pfd. Mandatory Convertible
               05/15/05 ......................................       4,548,301
    125,000  American Electric Power,
               9.25% Pfd. Mandatory Convertible
               08/16/05 ......................................       5,523,125
    300,000  Duke Energy Corporation .........................       6,001,500*
    324,300  FPL Group, Inc.,
               8.50% Pfd. Mandatory Convertible
               02/16/05 ......................................      17,740,832
    100,000  Keyspan Corporation,
               8.75% Pfd. Mandatory Convertible
               05/16/05 ......................................       5,050,500
    365,000  TXU Corporation,
               8.75% Pfd. Mandatory Convertible
               11/16/05 ......................................      16,224,250
                                                                --------------
             TOTAL UTILITIES COMMON STOCK
               AND CONVERTIBLE SECURITIES ....................      55,088,508
                                                                --------------
             TOTAL COMMON STOCK
               AND CONVERTIBLE SECURITIES
               (Cost $53,073,434) ............................      62,348,803
                                                                --------------
OPTION CONTRACTS-- 2.3%  (Cost $47,646,119)
     10,868  Put Options on U.S. Treasury Bonds,
               September Futures,
               Expiring 08/27/04 .............................      35,755,313+
                                                                --------------

                                                                     VALUE
SHARES/$ PAR                                                       (NOTE 1)
------------                                                       --------

MONEY MARKET FUND -- 0.3%  (Cost $4,647,958)
  4,647,958  BlackRock Provident  Institutional
               TempFund, 0.91% ...............................  $    4,647,958
                                                                --------------
TOTAL INVESTMENTS
(Cost $1,541,513,903***) ...................   98.8%             1,536,252,464
OTHER ASSETS AND LIABILITIES (Net) .........    1.2%                17,982,489
                                              -----             --------------
TOTAL NET ASSETS AVAILABLE TO COMMON
STOCK AND PREFERRED STOCK ..................  100.0%++          $1,554,234,953
                                              -----             --------------
AUCTION MARKET PREFERRED STOCK (AMPS)
REDEMPTION VALUE                                                  (542,000,000)
ACCUMULATED UNDECLARED DISTRIBUTIONS
TO AMPS                                                               (149,600)
                                                                --------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK                      $1,012,085,353
                                                                ==============

--------------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**   Securities distributing Qualified Dividend Income only.
***  Aggregate cost of securities held.
**** Securities exempt from  registration  under Rule 144A of the Securities Act of 1933. These securities may by resold in transactions exempt from registration to qualified institutional buyers.
+    Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

ABBREVIATIONS (Note 7):
MIPS    --  Monthly Income Preferred Securities
PINES   --  Public Income Notes
QUIPS   --  Quarterly Income Preferred Securities
STOPS   --  Semi-Annual Trust Originated Pass Through Securities
TOPRS   --  Trust Originated Preferred Securities
PFD.    --  Preferred Securities
PVT.    --  Private Placement Securities

Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------


ASSETS:
   Investments, at value (Cost $1,541,513,903)
      (See accompanying Portfolio of Investments) ............                 $1,536,252,464
   Dividends and interest receivable .........................                     20,853,125
   Prepaid expenses ..........................................                        239,404
                                                                               --------------
           Total Assets ......................................                  1,557,344,993

LIABILITIES:
   Payable for securities purchased ..........................   $1,060,000
   Dividends payable to Common Shareholders ..................      959,644
   Investment advisory fee payable ...........................      557,590
   Administration, Transfer Agent and Custodian fees and
     expenses payable ........................................      157,165
   Servicing agent fees payable ..............................      162,512
   Professional fees payable .................................       55,588
   Directors' fees payable ...................................        5,783
   Accrued expenses and other payables .......................      151,758
   Accumulated undeclared distributions to Auction Market
     Preferred Stock Shareholders ............................      149,600
                                                                 ----------
           Total Liabilities .................................                      3,259,640
                                                                               --------------

AUCTION MARKET PREFERRED STOCK (21,680 SHARES
   OUTSTANDING) REDEMPTION VALUE .............................                    542,000,000
                                                                               --------------

NET ASSETS AVAILABLE TO COMMON STOCK .........................                 $1,012,085,353
                                                                               ==============

NET ASSETS AVAILABLE TO COMMON STOCK consist of:
   Distributions in excess of net investment income ..........                 $   (2,366,132)
   Accumulated net realized gain on investments sold .........                     18,670,912
   Unrealized depreciation of investments ....................                     (5,261,439)
   Par value of Common Stock .................................                        421,717
   Paid-in capital in excess of par value of Common Stock ....                  1,000,620,295
                                                                               --------------
           Total Net Assets Available to Common Stock ........                 $1,012,085,353
                                                                               ==============

NET ASSET VALUE PER SHARE OF COMMON STOCK:
     Common Stock (42,171,678 shares outstanding) ............                 $        24.00
                                                                               ==============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                         STATEMENT OF OPERATIONS
                               FOR THE SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
      --------------------------------------------------------------------------


INVESTMENT INCOME:
     Dividends .............................................................                 $ 27,707,380
     Interest ..............................................................                   21,913,429
                                                                                             ------------
          Total Investment Income ..........................................                   49,620,809

EXPENSES:
     Investment advisory fee ...............................................  $3,394,419
     Servicing agent fee ...................................................     997,779
     Administrator's fee ...................................................     294,779
     Auction Market Preferred Stock broker commissions and auction
        agent fees .........................................................     702,380
     Professional fees .....................................................      91,899
     Insurance expense .....................................................     132,541
     Shareholder transfer and payment agent fees and expenses ..............     105,701
     Directors' fees and expenses ..........................................      37,449
     Custodian fees and expenses ...........................................      59,989
     Other .................................................................     240,975
                                                                              ----------
          Total Expenses ...................................................                    6,057,911
                                                                                             ------------

NET INVESTMENT INCOME ......................................................                   43,562,898
                                                                                             ------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net realized gain on investments sold during the period ...............                   20,810,239
     Change in unrealized depreciation of investments during the period ....                  (54,111,455)
                                                                                             ------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ............................                  (33,301,216)
                                                                                             ------------

DISTRIBUTIONS TO AUCTION MARKET PREFERRED STOCK
   SHAREHOLDERS:
     From net investment income (including changes in accumulated
        undeclared distributions) ..........................................                   (3,128,194)
                                                                                             ------------

NET INCREASE IN NET ASSETS TO COMMON STOCK
   RESULTING FROM OPERATIONS ...............................................                 $  7,133,488
                                                                                             ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------

                                                                                                   FOR THE PERIOD FROM
                                                                               SIX MONTHS ENDED     JANUARY 31, 2003*
                                                                                 MAY 31, 2004            THROUGH
                                                                                  (UNAUDITED)       NOVEMBER 30, 2003
                                                                                --------------      -----------------
OPERATIONS:
     Net investment income ..................................................   $   43,562,898       $   60,137,839
     Net realized gain on investments sold during the period ................       20,810,239           35,783,891
     Change in net unrealized (depreciation)/appreciation of
        investments sold during the period ..................................      (54,111,455)          48,850,016
     Distributions to AMPS** Shareholders from net investment income,
        including changes in accumulated undeclared distributions ...........       (3,128,194)          (2,789,342)
     Distributions to AMPS** Shareholders from net realized
        capital gains .......................................................               --           (1,109,654)
                                                                                --------------       --------------
     Net increase in net assets resulting from operations ...................        7,133,488          140,872,750

DISTRIBUTIONS:
     Dividends paid from net investment income to Common
        Stock Shareholders ..................................................      (44,657,984)         (56,535,953)
     Distributions paid from net realized capital gains to Common
        Stock Shareholders ..................................................      (35,768,960)                  --
                                                                                --------------       --------------
     Total Distributions to Common Stock Shareholders .......................      (80,426,944)         (56,535,953)

FUND SHARE TRANSACTIONS:
     Increase from Common Stock transactions ................................       26,926,507          981,761,703
     Decrease due to Cost of Common Stock offering ..........................               --           (1,851,215)
     Decrease due to Cost of AMPS** Issuance ................................               --           (5,895,000)
                                                                                --------------       --------------
     Net increase in net assets available to Common Stock
        resulting from Fund share transactions ..............................       26,926,507          974,015,488

NET (DECREASE)/INCREASE IN NET ASSETS TO COMMON STOCK
    FOR THE PERIOD ..........................................................      (46,366,949)       1,058,352,285

NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period ....................................................    1,058,452,302              100,017
                                                                                --------------       --------------
     End of period (including distributions in excess of net investment income of ($2,366,132) and undistributed net investment income
        of $747,494, respectively) ..........................................   $1,012,085,353       $1,058,452,302
                                                                                ==============       ==============

--------------------
  * Commencement of operations.
 ** Auction Market Preferred Stock.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                            FINANCIAL HIGHLIGHTS
                          FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
      --------------------------------------------------------------------------

     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                                                      SIX MONTHS         FOR THE PERIOD
                                                                                         ENDED          FROM JANUARY 31,
                                                                                     MAY 31, 2004        2003(1) THROUGH
                                                                                      (UNAUDITED)       NOVEMBER 30, 2003
                                                                                     ------------       -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................................     $    25.74           $    23.82(2)
                                                                                      ----------           ----------
INVESTMENT OPERATIONS:
Net investment income ...........................................................           1.03                 1.46
Net realized and unrealized gain on investments .................................          (0.79)                2.07

DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
From net investment income ......................................................          (0.07)               (0.06)
From net realized capital gains .................................................             --                (0.03)
                                                                                      ----------           ----------
Total from investment operations ................................................           0.17                 3.44
                                                                                      ----------           ----------
COST OF ISSUANCE OF AMPS* .......................................................             --                (0.14)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income ......................................................          (1.06)               (1.38)
From net realized capital gains .................................................          (0.85)                  --
                                                                                      ----------           ----------
Total distributions to Common Shareholders ......................................          (1.91)               (1.38)
                                                                                      ----------           ----------
Net asset value, end of period ..................................................     $    24.00           $    25.74
                                                                                      ==========           ==========
Market value, end of period .....................................................     $    24.49           $    26.66
                                                                                      ==========           ==========
Total investment return based on net asset value**** ............................           0.58%***            14.15%***(3)
                                                                                      ==========           ==========
Total investment return based on market value **** ..............................          (0.91)%***           12.65%***(3)
                                                                                      ==========           ==========
RATIOS TO AVERAGE NET ASSETS AVAILABLE
  TO COMMON STOCK SHAREHOLDERS:
      Total net assets, end of period (in 000's) ................................     $1,012,085           $1,058,452
     Operating expenses .........................................................           1.15%**              1.01%**
     Net Investment Income + ....................................................           7.66%**              6.65%**

------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate ....................................................             12%***              101%***
     Total net assets available to Common and Preferred Stock,
        end of period (in 000's) ................................................     $1,554,085           $1,600,452
     Ratio of operating expenses to total average net assets available to
        Common and Preferred Stock ..............................................           0.76%**              0.72%**

   *  Auction Market Preferred Stock.
  **  Annualized.
 ***  Not annualized.
**** Assumes reinvestment of distributions at the price obtained by the Fund's Dividend Reinvestment and Cash Purchase Plan.
   + The net investment income ratios reflect income net of operating expenses and payments to AMPS* Shareholders.
  ++  Information presented under heading Supplemental Data includes AMPS*.
(1)   Commencement of operations.
(2) Net asset value at beginning of period reflects the deduction of the sales load of $1.125 per share and offering costs of $0.05 per share paid by the shareholder from the $25.00 offering price.
(3) Total return on net asset value is calculated assuming a purchase at the offering price of $25.00 less the sales load of $1.125 and offering costs of $0.05 and the ending net asset value per share. Total return on market value is calculated assuming a purchase at the offering price of $25.00 on the inception date of trading (January 29, 2003) and the sale at the current market price on the last day of the period. Total return on net asset value and total return on market value are not computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------

      The table below sets out information with respect to Auction Market Preferred Stock (AMPS) currently outstanding.

                                                    INVOLUNTARY      AVERAGE
                                       ASSET        LIQUIDATING      MARKET
                TOTAL SHARES         COVERAGE       PREFERENCE        VALUE
     DATE      OUTSTANDING (1)    PER SHARE  (2)     PER SHARE    PER SHARE (3)
     ----      ---------------    --------------    -----------   -------------
   05/31/04*        21,680            $71,683         $25,000        $25,000
   11/30/03         21,680             73,827          25,000         25,000

-------------
(1) See note 6.
(2) Calculated by subtracting the Fund's total liabilities (excluding the AMPS) from the Fund's total assets and dividing that amount by the number of AMPS shares outstanding.
(3) Excludes accumulated undeclared dividends.
*   Unaudited.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
      --------------------------------------------------------------------------

1.   ORGANIZATION

     Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated (the "Fund" formerly known as F&C/Claymore Preferred Securities Income Fund Incorporated) was incorporated as a Maryland corporation on May 23, 2002, and commenced operations on January 31, 2003 as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide its common shareholders with high current income consistent with the preservation of capital.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Certain prior period items have been reclassified to conform to the current year's presentation.

     PORTFOLIO VALUATION: The net asset value of the Fund's Common Stock is determined by the Fund's Administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets attributable to Common Stock by the number of shares of Common Stock outstanding. The value of the Fund's net assets available to Common Stock is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, (ii) the aggregate liquidation value of its Auction Market Preferred Stock ("AMPS"), and (iii) accumulated and unpaid dividends on AMPS.

     Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange on the day of valuation, except as described hereafter. In the absence of sales of listed securities and with respect to (a) securities for which the most recent sale prices are not deemed to represent fair market value and (b) unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon ("swaptions"), are valued at the prices obtained from the broker/dealer or bank that is the counterparty to such instrument, subject to comparison of such valuation with a valuation obtained from a broker/dealer or bank that is not a counterparty to the particular derivative instrument. Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less, are valued at amortized cost. Investments in money market funds are valued at the net asset value of such funds.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on an accrual basis. The Fund also amortizes premiums and accretes discounts on those fixed income securities, such as capital securities and bonds, which trade and are quoted on an "accrued income" basis.

     OPTIONS: Upon the purchase of an option by the Fund, the total purchase price paid is recorded as an investment. The market valuation is determined as set forth in the preceding portfolio valuation paragraph. When the Fund enters into a closing sale transaction, the Fund will record a gain or loss depending on the difference between the purchase and sale price. The risks associated with purchasing options and the maximum loss the Fund would incur are limited to the purchase price originally paid.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's investment adviser reviews and approves the eligibility of the banks and dealers with which the Fund may enter into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral through its custodian and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund expects to declare dividends on a monthly basis to Shareholders of Common Stock ("Shareholders"). Distributions to Shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains are distributed to Shareholders at least annually. Any net realized long-term capital gains may be distributed to Shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the capital gains corporate tax rate. Subject to the Fund qualifying as a regulated investment company, any taxes paid by the Fund on such net realized long-term gains may be used by the Fund's Shareholders as a credit against their own tax liabilities.

     FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision is required.

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences, (2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportionate allocation of income and gains to all classes of shareholders.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
      --------------------------------------------------------------------------

     Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes and may exclude amortization of premium on "accrued income" securities, which are not reflected in ordinary income for tax purposes. The tax character of distributions paid, including changes in accumulated undeclared distributions to AMPS Shareholders, during 2003 and year-to-date was as follows:

                      DISTRIBUTIONS PAID IN FISCAL YEAR 2004        DISTRIBUTIONS PAID IN FISCAL YEAR 2003
                      --------------------------------------        --------------------------------------
                    ORDINARY INCOME    LONG-TERM CAPITAL GAINS     ORDINARY INCOME    LONG-TERM CAPITAL GAINS
                    ---------------    -----------------------     ---------------    -----------------------
Common                     N/A                   N/A                 $56,535,953                   --
Preferred*                 N/A                   N/A                  $3,150,779             $748,217

* November 30, 2003 distributions from net investment income and net realized capital gains reflect subsequent tax classifications.

     As of November 30, 2003, the components of distributable earnings (i.e., ordinary income and capital gain/loss) available to Common and Preferred Stock shareholders, on a tax basis were as follows:

       UNDISTRIBUTED           UNDISTRIBUTED                 UNREALIZED
      ORDINARY INCOME          LONG-TERM GAIN        APPRECIATION/(DEPRECIATION)
      ---------------          --------------        ---------------------------
        $22,377,817              $19,658,198                 $45,987,747

     EXCISE TAX: The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long term and short term) for its fiscal year and (2) certain undistributed amounts from previous years. The Fund paid $161,432 of Federal excise taxes attributable to calendar year 2003 in March 2004.

3. INVESTMENT ADVISORY FEE, SERVICING AGENT FEE, ADMINISTRATION FEE, CUSTODIAN FEE, TRANSFER AGENT FEE AND DIRECTORS' FEES

     Flaherty & Crumrine Incorporated (the "Adviser") serves as the Fund's investment adviser. The Fund pays the Adviser a monthly fee at an annual rate of 0.525% of the first $200 million of the Fund's average weekly total managed assets, 0.45% of the next $300 million of the Fund's average weekly total managed assets, and 0.40% of the Fund's average weekly total managed assets above $500 million.

     For purposes of calculating such fee and the fees to the Servicing Agent, the Administrator and the Custodian (described below), the Fund's average weekly total managed assets means the total assets of the Fund (including assets attributable to any AMPS outstanding or otherwise attributable to the use of leverage) minus the sum of accrued liabilities (other than debt representing financial leverage). For purposes of determining total managed assets, the liquidation preference of any AMPS issued by the Fund is not treated as a liability.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------

     Claymore Securities, Inc. (the "Servicing Agent") serves as the Fund's Servicing Agent. In this capacity, it acts as Shareholder Servicing Agent to the Fund. As compensation for its services, the Fund pays the Servicing Agent a fee computed and paid monthly at the annual rate of 0.025% of the first $200 million of the Fund's average weekly total managed assets, 0.10% of the next $300 million of the Fund's average weekly total managed assets and 0.15% of the Fund's average weekly total managed assets above $500 million.

     PFPC Inc., a member of the PNC Financial Services Group, Inc. ("PNC Financial Services"), serves as the Fund's Administrator and Transfer Agent. As Administrator, PFPC Inc. calculates the net asset value of the Fund's shares attributable to Common and Preferred Stock and generally assists in all aspects of the Fund's administration and operation. As compensation for PFPC Inc.'s services as Administrator, the Fund pays PFPC Inc. a monthly fee at an annual rate of 0.10% of the first $200 million of the Fund's average weekly total managed assets, 0.04% of the next $300 million of the Fund's average weekly total managed assets, 0.03% of the next $500 million of the Fund's average weekly total managed assets and 0.02% of the Fund's average weekly total managed assets above $1 billion.

     PFPC Inc. also serves as the Fund's Common Stock dividend-paying agent and registrar and, as compensation for PFPC Inc.'s services as such, the Fund pays PFPC Inc. a fee at an annual rate of 0.02% of the first $150 million of the Fund's average weekly net assets attributable to Common Stock, 0.01% of the next $350 million of the Fund's average weekly net assets attributable to Common Stock, 0.005% of the next $500 million of the Fund's average weekly net assets attributable to the Common Stock and 0.0025% of the Fund's average weekly net assets attributable to the Common Stock above $1 billion, plus certain out-of-pocket expenses. For purpose of calculating such fee, the Fund's average weekly net assets attributable to the Common Stock will be deemed to be the average weekly value of the Fund's total assets minus the sum of the Fund's liabilities and accumulated dividends, if any, on AMPS. For this calculation, the Fund's liabilities are deemed to INCLUDE the aggregate liquidation preference of any outstanding Fund preferred shares.

     PFPC Trust Company ("PFPC Trust") serves as the Fund's custodian. PFPC Trust is an indirect subsidiary of PNC Financial Services. As compensation for PFPC Trust's services as custodian, the Fund pays PFPC Trust a monthly fee at the annual rate of 0.010% of the first $200 million of the Fund's average weekly total managed assets, 0.008% of the next $300 million of the Fund's average weekly total managed assets, 0.006% of the next $500 million of the Fund's average weekly total managed assets, and 0.005% of the Fund's average weekly total managed assets above $1 billion.

     The Fund currently pays each Director who is not a director, officer or employee of the Adviser or the Servicing Agent a fee of $9,000 per annum, plus $500 for each in-person meeting of the Board of Directors or any committee and $150 for each telephone meeting. The Audit Committee Chairman receives an additional annual fee of $2,500. The Fund also reimburses all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

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      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
      --------------------------------------------------------------------------

4.   PURCHASES AND SALES OF SECURITIES

     For the six months ended May 31, 2004, the cost of purchases of securities, excluding short-term investments, aggregated $187,855,939. Proceeds from sales of securities, excluding short-term investments, aggregated $219,689,645.

     At May 31, 2004, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $35,336,580 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $40,598,019.

5.   COMMON STOCK

     There  are  250,000,000   shares  of  capital  stock  authorized  of  which
240,000,000 are classified as Common Stock, par value $0.01 per share. At May 31, 2004, there were 41,113,748 shares of Common Stock issued and outstanding.

     ORGANIZATION EXPENSES AND COSTS OF THE COMMON STOCK OFFERING: Organization expenses relating to organizing the Fund of $24,113 have been paid by the Adviser. Costs of the Common Stock offering were $1,851,215. Costs of the Common Stock offering up to $0.05 per share and sales charges were borne by the Fund and its shareholders and accounted for as a reduction to paid-in capital.

     At May 31, 2004, 250,000,000 shares of $0.01 par value Common Stock were authorized.

     Common Stock transactions were as follows:

                                        PERIOD ENDED 11/30/03 (FUND INCEPTION TO DATE)
                                        ----------------------------------------------

                                      SHARES          GROSS AMOUNT         SALES LOAD         NET AMOUNT
                                      ------          ------------         ----------         ----------
Beginning Capitalization                 4,198            $100,017                $0           $100,017

Initial Public Offering
on 1/29/03                          36,500,000         912,500,000        41,062,500        871,437,500

Shares offered through
exercise of underwriters'
over-allotment option
   On 2/18/03                        2,500,000          62,500,000         2,812,500         59,687,500
   On 3/19/03                        1,850,000          46,250,000         2,081,250         44,168,750

Issued under the Dividend
Reinvestment and Cash
Purchase Plan                          259,550           6,467,953                 0          6,467,953
                                    ----------      --------------       -----------       ------------
Total                               41,113,748      $1,027,817,970       $45,956,250       $981,861,720

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Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------

                                                      SIX MONTHS ENDED
                                                           5/31/04
                                                      ----------------
                                                    SHARES            AMOUNT
                                                    ------            ------
Shares issued under the Dividend
   Reinvestment and Cash Purchase Plan            1,057,931        $26,926,506
                                                  ---------        -----------

6.   AUCTION MARKET PREFERRED STOCK ("AMPS")

     The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. The AMPS, which consists of Series M7, T7, W7, Th7, F7, T28 and W28, are senior to the Common Stock and results in the financial leveraging of the Common Stock. Such leveraging tends to magnify both the risks and opportunities to Common Stock Shareholders. Dividends on AMPS are cumulative.

     The Fund is required to meet certain asset coverage tests with respect to the AMPS. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, AMPS at a redemption price of $25,000 per share plus an amount equal to the accumulated and unpaid dividends on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Fund's ability to pay dividends to Common Stock Shareholders and could lead to sales of portfolio securities at inopportune times.

     An auction of the AMPS is generally held every 7 days for Series M7, T7, W7, Th7 and F7 and every 28 days for Series T28 and W28. Existing AMPS shareholders may submit an order to hold, bid or sell such shares at par value on each auction date. AMPS shareholders may also trade shares in the secondary market between auction dates.

     On April 23, 2003, the Fund issued 3,200 shares each for Series M7, T7, W7, Th7 and F7 and 2,840 shares each for Series T28 and W28 totaling 21,680 shares of AMPS. The AMPS represent a par value of $80 million each for Series M7, T7, W7, Th7 and F7, and $71 million each for Series T28 and W28 or $542 million in total, with an initial dividend rate equal to 1.35% for all Series.

     The underwriters' sales load of 1% of the $542 million face value totaled $5,420,000 and was immediately charged to common equity capital upon completion of the offering.

     Costs of the issue, including legal, printing, registration, rating agency fees, etc. of $475,000 were charged against common equity capital. The sum of underwriters' sales load and cost of the issue totaled $5,895,000.

     At May 31, 2004, 3,200 shares for Series M7, T7, W7, Th7 and F7 and 2,840 shares for Series T28 and W28 of Auction Market Preferred Shares were outstanding at the annual rate of 1.32%, 1.35%, 1.35%, 1.32%, 1.35%, 1.35%,
1.198%, for Series M7, T7, W7, Th7, F7, T28 and W28 respectively. The dividend

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      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
      --------------------------------------------------------------------------

rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Stock shareholders. While the Fund expects to structure its portfolio holdings and hedging transactions to lessen such risks to Common Stock Shareholders, there can be no assurance that such results will be attained.

7.   PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund invests primarily in diversified portfolio of preferred securities. This includes fully taxable ("hybrid") preferred securities and traditional preferred stocks eligible for the inter-corporate Dividends Received Deduction ("DRD"). Under normal market conditions, at least 80% of the value of the Fund's total assets will be invested in preferred securities. Under normal market conditions, the Fund invests at least 25% of its total assets in securities issued by companies in the utilities industry and at least 25% of its total assets in securities issued by companies in the banking industry. Because of the Fund's concentration of investments in the utility industry and in the banking industry, the ability of the Fund to maintain its dividend and the value of the Fund's investments could be adversely affected by the possible inability of companies in these industries to pay dividends and interest on their securities and the ability of holders of securities of such companies to realize any value from the assets of the issuer upon liquidation or bankruptcy.

     The Fund may invest up to 20% of its total assets in securities rated below investment grade. These securities must be rated at least either "Ba3" by Moody's Investors Service, Inc. or "BB-" by Standard & Poor's or judged to be comparable in quality, in either case, at the time of purchase; however, these securities must be issued by an issuer having a class of senior debt rated investment grade outstanding.

     The Fund may invest up to 15% of its total assets in common stocks, which total includes those convertible securities that trade in close relationship to the underlying common stock of an issuer, and, under normal market conditions, may invest up to 20% of its total assets in debt securities. Certain of its investments in hybrid, i.e., fully taxable, preferred securities, such as TOPrS, QUIPS, MIPS, TrUPS, QUIDS, QUIBS, CorTS, Trust Preferred Securities, capital securities, and other similar or related investments, will be subject to the foregoing 20% limitation to the extent that, in the opinion of the Fund's Adviser, such investments are deemed to be debt-like in key characteristics. Typically, a security will not be considered debt-like (a) if an issuer can defer payment of income for eighteen months or more without triggering an event of default and (b) if such issue is a junior and fully subordinated liability of an issuer or its ultimate guarantor.

     The Fund may invest up to 30% of its total assets in the securities, other than money market securities, of companies organized or having their principal place of business outside the United States. All foreign securities held by the Fund will be denominated in U.S. dollars. The percentage limitation was raised from 10% by the Fund's Board of Directors at its regular board meeting on April 23, 2004.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------

8.   SPECIAL INVESTMENT TECHNIQUES

     The Fund may employ certain investment techniques in accordance with its fundamental investment policies. These may include the use of when-issued and delayed delivery transactions. Securities purchased or sold on a when-issued or delayed delivery basis may be settled within 45 days after the date of the transaction. Such transactions may expose the Fund to credit and market valuation risk greater than that associated with regular trade settlement procedures. The Fund may also enter into transactions, in accordance with its fundamental investment policies, involving any or all of the following: lending of portfolio securities, short sales of securities, futures contracts, interest rate swaps, options on futures contracts, options on securities and swaptions. As in the case of when-issued securities, the use of over-the-counter derivatives, such as interest rate swaps and swaptions, may expose the Fund to greater credit, operations, and market value risk than is the case with regulated, exchange traded futures and options. With the exception of purchasing securities on a when-issued or delayed delivery basis and lending portfolio securities, these transactions are used for hedging or other appropriate risk-management purposes or, under certain other circumstances, to increase income. As of May 31, 2004, the Fund owned put options on U.S. Treasury bond futures contracts. No assurance can be given that such transactions will achieve their desired purposes or will result in an overall reduction of risk to the Fund.

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      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                              ADDITIONAL INFORMATION (UNAUDITED)
      --------------------------------------------------------------------------

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his or her own name will have all distributions reinvested automatically by PFPC Inc. as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price per share of the Fund's Common Stock is equal to or exceeds the net asset value per share on the valuation date, participants in the Plan will be issued new shares valued at the higher of net asset value or 95% of the then current market value. Otherwise, PFPC Inc. will buy shares of the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, on or shortly after the payment date of the dividend or distribution and continuing until the ex-dividend date of the Fund's next distribution to holders of the Common Stock or until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If PFPC Inc. commences purchases in the open market and the then current market price of the shares (plus any estimated brokerage commissions) subsequently exceeds their net asset value most recently determined before the completion of the purchases, PFPC Inc. will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares. In this case, the number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. These remaining shares will be issued by the Fund at the higher of net asset value or 95% of the then current market value.

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to PFPC Inc.'s open market purchases in connection with the reinvestment of dividends or capital gains distributions. For the period ended May 31, 2004, $1,209 in brokerage commissions were incurred.

     The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on the

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Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------

dividend payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

     In addition to acquiring shares of Common Stock through the reinvestment of cash dividends and distributions, a Shareholder may invest any further amounts from $100 to $3,000 semi-annually at the then current market price in shares purchased through the Plan. Such semi-annual investments are subject to any brokerage commission charges incurred by PFPC Inc. under the Plan.

     A Shareholder whose Common Stock is registered in his or her own name may terminate participation in the Plan at any time by notifying PFPC Inc. in writing, by completing the form on the back of the Plan account statement and forwarding it to PFPC Inc. or by calling PFPC Inc. directly. A termination will be effective immediately if notice is received by PFPC Inc. not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first day after the dividend or distribution has been credited to the participant's account in additional shares of the Fund. Upon termination and according to a participant's instructions, PFPC Inc. will either
(a) issue certificates for the whole shares credited to the shareholder's Plan account and a check representing any fractional shares or (b) sell the shares in the market. Shareholders who hold common stock registered in the name of a broker or other nominee should consult their broker or nominee to terminate participation.

     The  Plan  is  described  in  more  detail  in the  Fund's  Plan  brochure.
Information   concerning   the  Plan  may  be   obtained   from  PFPC  Inc.   at
1-800-331-1710.

ADDITIONAL COMPENSATION AGREEMENT

     The Adviser has agreed to compensate Merrill Lynch from its own resources at an annualized rate of 0.10% of the Fund's total managed assets for certain services, including after-market support services designed to maintain visibility of the Fund.

PROXY VOTING POLICIES

     The Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling the Fund's transfer agent at 1-800-331-1710,
(ii) on the Fund's website at www.fcclaymore.com and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

PORTFOLIO MANAGEMENT TEAM

     In managing the day-to-day operations of the Fund, the Adviser relies on the expertise of its team of money management professionals, consisting of Messrs. Crumrine, Ettinger, Stimes, Stone and Chadwick. The professional backgrounds of each member of the management team are included in the "Information about Fund Directors and Officers" section of this report beginning on page 32.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
      --------------------------------------------------------------------------

MEETING OF SHAREHOLDERS

     On April 23, 2004, the Fund held its Annual Meeting of Shareholders (the "Meeting") (1) to elect six Directors of the Fund ("Proposal 1") and (2) approve an amendment to the Fund's Articles Supplementary Establishing and Fixing the Rights and Preferences of Auction Market Preferred Stock ("Articles Supplementary") to modify the provision entitled "Force Majeure" ("Proposal 2"). With respect to Proposal 2, the meeting was adjourned and reconvened on May 25, 2004. Proposal 2 did not receive sufficient votes to pass. The results of each proposal are as follows:

PROPOSAL 1: ELECTION OF DIRECTORS.
NAME                                                FOR           WITHHELD
----                                                ----          --------
COMMON STOCK
   Martin Brody .............................    32,495,070        373,528
   Donald Crumrine ..........................    32,536,571        320,027
   David Gale ...............................    32,538,531        330,067
   Robert F. Wulf ...........................    32,525,211        343,387

                                                    FOR           WITHHELD
                                                    ----          --------
PREFERRED STOCK
   Nicholas Dalmaso .........................        13,471             12
   Morgan Gust ..............................        13,471             12

PROPOSAL 2: APPROVAL OF AN AMENDMENT TO THE FUND'S ARTICLES SUPPLEMENTARY COMMON
    AND PREFERRED STOCK (VOTING TOGETHER AS A SINGLE CLASS)

                                      FOR           AGAINST        ABSTAINED
                                      ---           -------        ---------
Voted ...........................  19,406,843       327,011         563,506

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Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------

INFORMATION ABOUT FUND DIRECTORS AND OFFICERS

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR        HELD BY DIRECTOR
--------------           --------------  --------------       -------------    ---------------    -------------------
NON-INTERESTED
DIRECTORS:
----------

MARTIN BRODY                Director   Class II Director   Retired                    4        Director, Jaclyn, Inc.
c/o HMK Associates                            since                                            (luggage and
30 Columbia Turnpike                      January 2003                                         accessories). Director,
Florham Park, NJ 07932                                                                         Emeritus, Smith Barney
Age: 82                                                                                        Mutual Funds (18 Funds).
                                                                                               Director, Flaherty &
                                                                                               Crumrine Preferred Income
                                                                                               Fund, Flaherty & Crumrine
                                                                                               Preferred Income Opportunity
                                                                                               Fund and Flaherty &
                                                                                               Crumrine/Claymore Total
                                                                                               Return Fund.

DAVID GALE                  Director    Class I Director   President & CEO of         4        Director, Golden State
Delta Dividend Group, Inc.                   since         Delta Dividend                      Vintners, Inc. (wine
220 Montgomery Street                     January 2003     Group, Inc. (investments).          pressing). Director,
Suite 426                                                                                      Flaherty & Crumrine
San Francisco, CA 94104                                                                        Preferred Income Fund,
Flaherty & Crumrine                                                                            Preferred Income
Age: 55                                                                                        Opportunity Fund and
                                                                                               Flaherty & Crumrine/
                                                                                               Claymore Total Return
                                                                                               Fund.

--------------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The initial term for each class expires as follows:

                                 CLASS I DIRECTORS - one year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - two year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2007 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
      --------------------------------------------------------------------------

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR        HELD BY DIRECTOR
--------------           --------------  --------------       -------------    ---------------    -------------------
NON-INTERESTED
DIRECTORS:
----------

MORGAN GUST+                Director    Class II Director  From March 2002,           4        Director, Flaherty &
Giant Industries, Inc.                       since         President of Giant                  Crumrine Preferred
23733 N. Scottsdale Road                  January 2003     Industries, Inc. (petroleum         Income Fund,
Scottsdale, AZ 85255                                       refining and marketing)             Flaherty & Crumrine
Age: 57                                                    and, for more than five             Preferred Income
                                                           years prior thereto,                Opportunity Fund and
                                                           Executive Vice President,           Flaherty & Crumrine/
                                                           and various other Vice              Claymore Total Return
                                                           President positions at              Fund.
                                                           Giant Industries, Inc.

ROBERT F. WULF              Director   Class III Director  Financial Consultant;      4        Director, Flaherty &
3560 Deerfield Drive South                   since         Trustee, University of              Crumrine Preferred
Salem, OR 97302                           January 2003     Oregon Foundation;                  Income Fund,
Age: 67                                                    Trustee, San Francisco              Flaherty & Crumrine
                                                           Theological Seminary.               Preferred Income
                                                                                               Opportunity Fund and
                                                                                               Flaherty & Crumrine/
                                                                                               Claymore Total Return
                                                                                               Fund.

--------------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The initial term for each class expires as follows:

                                 CLASS I DIRECTORS - one year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - two year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2007 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

+ As a Director, represents holders of shares of the Fund's Auction Market Preferred Stock.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR        HELD BY DIRECTOR
--------------           --------------  --------------       -------------    ---------------    -------------------
INTERESTED
DIRECTORS:

DONALD F. CRUMRINE++       Director,   Class III Director  Chairman of the Board      4        Director, Flaherty &
301 E. Colorado Boulevard   Chairman          since        and Director of Flaherty &          Crumrine Preferred
Suite 720                 of the Board    January 2003     Crumrine Incorporated.              Income Fund, Flaherty &
Pasadena, CA 91101         and Chief                                                           Crumrine Preferred
Age: 56                 Executive Officer                                                      Income Opportunity Fund
                                                                                               and Flaherty & Crumrine/
                                                                                               Claymore Total Return
                                                                                               Fund.

NICHOLAS DALMASO+, ++      Director,    Class I Director   Senior Managing Director   2        Trustee, Dreman/
210 N. Hale Street       Vice President       since        and General Counsel of              Claymore Dividend and
Wheaton, IL 60187        and Assistant    January 2003     Claymore Securities, Inc.           Income Fund, Advent
Age: 39                     Secretary                      since November, 2001 and            Claymore Equity Income
                                                           Claymore Advisors, LLC since        Fund, MBIA Capital/
                                                           October 2003. Partner of DBN        Claymore Managed
                                                           Group since April 2001.             Duration Investment
                                                           Associate General Counsel           Grade Municipal Fund,
                                                           of Nuveen Investments from          Western Asset/Claymore
                                                           July 1999 to November 2001.         U.S. Treasury Inflation
                                                           Prior to that, Associate General    Protection Securities
                                                           Counsel of Van Kampen               Funds, TS&W/Claymore
                                                           Investments.                        Balanced Income Fund,
                                                                                               Madison/Claymore
                                                                                               Covered Call Fund and
                                                                                               Director of Flaherty &
                                                                                               Crumrine/Claymore Total
                                                                                               Return Fund.

--------------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The initial term for each class expires as follows:

                                 CLASS I DIRECTORS - one year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - two year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2007 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

+ As a Director, represents holders of shares of the Fund's Auction Market Preferred Stock.
++ "Interested person" of the Fund as defined in the Investment Company Act of 1940. Mr. Crumrine is considered an "interested person" because of his affiliation with Flaherty & Crumrine Incorporated, which acts as the Fund's investment adviser. Mr. Dalmaso is considered an "interested person" because of his affiliation with Claymore Securities, Inc. which acts as the Fund's servicing agent.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
      --------------------------------------------------------------------------

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR        HELD BY DIRECTOR
--------------           --------------  --------------       -------------    ---------------    -------------------
OFFICERS:
---------

ROBERT M. ETTINGER                President         Since        President and Director of  2        Director, Flaherty & Crumrine
301 E. Colorado Boulevard                       January 2003     Flaherty & Crumrine                 Preferred Income Fund
Suite 720                                                        Incorporated.                       and Flaherty & Crumrine
Pasadena, CA 91101                                                                                   Preferred Income
Age: 45                                                                                              Opportunity Fund.

PETER C. STIMES               Chief Financial       Since        Vice President of         --                 --
301 E. Colorado Boulevard      Officer, Chief   January 2003     Flaherty & Crumrine
Suite 720                    Accounting Officer,                 Incorporated.
Pasadena, CA 91101       Vice President, Treasurer,
Age: 48                    and Assistant Secretary

BRADFORD S. STONE              Vice President       Since        Since May 2003, Vice      --                 --
392 Springfield Avenue          and Assistant     July 2003      President of Flaherty &
Mezzanine Suite                   Treasurer                      Crumrine; from June 2001
Summit, NJ 07901                                                 to April 2003, Director of
Age: 44                                                          US Market Strategy at
                                                                 Barclays Capital;
                                                                 from February 1987 to
                                                                 June 2001, Vice
                                                                 President of Goldman,
                                                                 Sachs & Company as
                                                                 Director of US Interest
                                                                 Rate Strategy and,
                                                                 previously, Vice
                                                                 President of Interest
                                                                 Rate Product Sales.

R. ERIC CHADWICK              Vice President,       Since        Vice President of         --                 --
301 E. Colorado Boulevard      Secretary and       January       Flaherty & Crumrine
Suite 720                        Assistant          2003         Incorporated since
Pasadena, CA 91101                Treasurer                      August 2001, and previously
Age: 29                                                          (since January 1999)
                                                                 portfolio manager of Flaherty
                                                                 & Crumrine Incorporated.

DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Nicholas Dalmaso
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   Peter C. Stimes, CFA
     Chief Financial Officer,
     Chief Accounting Officer,
     Vice President, Treasurer,
     and Assistant Secretary
   Nicholas Dalmaso
     Vice President and
     Assistant Secretary
   Bradford S. Stone
     Vice President and
     Assistant Treasurer
   R. Eric Chadwick, CFA
     Vice President, Secretary and
     Assistant Treasurer

   INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@fin-mail.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
   CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND?
   o If your shares are held in a brokerage
     Account, contact your broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.


[GRAPHIC OMITTED]       FLAHERTY & Crumrine/Claymore
LIGHTHOUSE ART          PREFERRED SECURITIES
                        INCOME FUND

                                   SEMI-ANNUAL
                                     REPORT


                                  May 31, 2004


                          web site: www.fcclaymore.com

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)
         or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant  to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED

By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date                       JULY 29, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date                       JULY 29, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ PETER C. STIMES
                         -------------------------------------------------------
                           Peter C. Stimes, Chief Financial and Accounting Officer, Vice President, Treasurer & Assistant Secretary
                           (principal financial officer)

Date                       JULY 29, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.